Annual Total Returns[BarChart] - PROFUND VP RISING RATES OPPORTUNITY - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(37.50%)	(6.93%)	16.48%	(30.26%)	(1.59%)	(5.16%)	(11.90%)	4.16%	(17.41%)	(26.70%)